Other Operating Expenses - Schedule of Other Operating Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Other Operating Expenses [Line Items]
Changes on fair value of convertible note liabilities	$ (877,364)
Bank charges		13
Share option expenses		401,347
Loss on disposal of property and equipment	2,204
Property and equipment written off	36,246
Gain on disposal of subsidiary	(28,755)
Other Operating Expense [Member]
Schedule of Other Operating Expenses [Line Items]
Regulatory compliance and statutory cost	13,909
Cost incurred to obtain license	3,843	3,211
Changes on fair value of convertible note liabilities	2,003,953
Bank charges	21,163	16,720
Commission	1,084,936
Share option expenses		401,347
Entertainment	183,022	280,057
Event fees	122,736	144,159
Foreign exchange adjustment	1,218,722
Loss on disposal of property and equipment	2,204
Marketing expenses	164,801	299,783
Property and equipment written off	36,246
Software and website usage fee	224	13,819
Staff welfare	109,697	169,648
Office expenses	110,629	137,498
Referral fees	2,540,000	407,256
Recruitment fees	9,591	42,777
Travelling expenses	44,452	324,832
Upkeep of office equipment	20,648	42,855
Gain on disposal of subsidiary		32,893
Total	$ 7,690,776	$ 2,316,855